Financial instruments - Borrowings and financing and obligations to FIDC quota holders (Details) - BRL (R$) R$ in Thousands				12 Months Ended
	Nov. 08, 2023	Sep. 06, 2023	Jun. 12, 2019	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Borrowings				R$ 5,519,212	R$ 5,551,125	R$ 8,362,389
Payment of loans and financing				(5,594,999)	(6,344,998)
Payment of Interest on Loans				(430,069)	(444,998)
Interest				393,202	647,514
Additions				5,813,788	3,564,644
Disposals				21,225	(52,913)
Changes in Exchange Rates of Loans and Financing				(192,610)	(184,977)
Acquisitions of loans and financing				0	4,464
Current Obligations to FIDC quota holders				1,879,997	2,822,655	3,873,561
Non-Current Obligations to FIDC quota holders				R$ 3,639,215	R$ 2,728,470	4,488,828
CDI Rate
Disclosure of detailed information about financial instruments [line items]
Benchmark return rate				13.04%	1238.00%
Jan/23 to Jun/29 | CDI Rate | Top of range
Disclosure of detailed information about financial instruments [line items]
Benchmark return rate				151.80%
Jan/23 to Jun/29 | CDI Rate | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Benchmark return rate				105.10%
Oct/26
Disclosure of detailed information about financial instruments [line items]
Benchmark return rate				1.95%
Obligations to FIDC TAPSO quota holders [Member]
Disclosure of detailed information about financial instruments [line items]
Borrowings				R$ 53,103	R$ 22,468	21,131
Payment of loans and financing				(20,000)	0
Payment of Interest on Loans				(3,021)	(1,515)
Interest				3,656	2,852
Additions				50,000	0
Disposals				0	0
Changes in Exchange Rates of Loans and Financing				0	0
Acquisitions of loans and financing				R$ 0	R$ 0
Obligations to FIDC TAPSO quota holders [Member] | Jul/24 | CDI Rate
Disclosure of detailed information about financial instruments [line items]
Benchmark return rate				1.85%
Current portion of non-current borrowings				R$ 53,103
Non-current portion of non-current borrowings				0
Borrowings				53,103
Obligations to FIDC TAPSO quota holders [Member] | Feb-23 [Member] | CDI Rate
Disclosure of detailed information about financial instruments [line items]
Benchmark return rate					1.80%
Current portion of non-current borrowings					R$ 22,468
Non-current portion of non-current borrowings					0
Borrowings					22,468
Obligations to FIDC ACR FAST quota holders [Member]
Disclosure of detailed information about financial instruments [line items]
Borrowings				452,128	0
Payment of loans and financing				(75,004)
Payment of Interest on Loans				(2,413)
Interest				14,793
Additions				514,752
Disposals				0
Changes in Exchange Rates of Loans and Financing				0
Acquisitions of loans and financing				R$ 0
Obligations to FIDC ACR FAST quota holders [Member] | CDI Rate
Disclosure of detailed information about financial instruments [line items]
Benchmark return rate				1.12%
Current portion of non-current borrowings				R$ 452,128
Non-current portion of non-current borrowings				0
Borrowings				452,128
Obligations to FDIC Quota Holders [Member]
Disclosure of detailed information about financial instruments [line items]
Current portion of non-current borrowings				505,231	975,248
Non-current portion of non-current borrowings				0	0
Borrowings				505,231	975,248
Leasing | Jan/23 to Jun/29 | CDI Rate
Disclosure of detailed information about financial instruments [line items]
Current portion of non-current borrowings				30,227	55,583
Non-current portion of non-current borrowings				143,456	144,564
Borrowings				173,683	R$ 200,147
Leasing | Jan/23 to Jun/29 | CDI Rate | Top of range
Disclosure of detailed information about financial instruments [line items]
Benchmark return rate					151.80%
Leasing | Jan/23 to Jun/29 | CDI Rate | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Benchmark return rate					105.10%
Bonds
Disclosure of detailed information about financial instruments [line items]
Borrowings				2,402,698	R$ 2,587,303	2,764,610
Payment of loans and financing				0	0
Payment of Interest on Loans				(96,157)	(103,134)
Interest				99,992	110,980
Additions				0	0
Disposals				0	0
Changes in Exchange Rates of Loans and Financing				(188,440)	(185,153)
Acquisitions of loans and financing				R$ 0	R$ 0
Notional						R$ 500,000
Maturity						seven year
Average annual interest rate						3.95%
Borrowing Gross Amount						R$ 2,510,350
Borrowing net of transaction cost						2,477,408
Bonds | Jun/28 | USD [Member]
Disclosure of detailed information about financial instruments [line items]
Benchmark return rate				3.95%	3.95%
Current portion of non-current borrowings				R$ 2,922	R$ 4,007
Non-current portion of non-current borrowings				2,399,776	2,583,861
Borrowings				2,402,698	2,587,868
Bank borrowings
Disclosure of detailed information about financial instruments [line items]
Borrowings				1,321,348	1,788,427	2,697,641
Payment of loans and financing				(4,489,681)	(4,605,452)
Payment of Interest on Loans				(246,739)	(97,317)
Interest				185,458	289,105
Additions				4,088,209	3,499,986
Disposals				0	0
Changes in Exchange Rates of Loans and Financing				(4,326)	0
Acquisitions of loans and financing				R$ 0	4,464
Maturity				six months
Bank borrowings | Up to six months | CDI Rate
Disclosure of detailed information about financial instruments [line items]
Current portion of non-current borrowings				R$ 1,321,348
Non-current portion of non-current borrowings				0
Borrowings				R$ 1,321,348
Bank borrowings | Up to six months | CDI Rate | Top of range
Disclosure of detailed information about financial instruments [line items]
Benchmark return rate				1.94%
Bank borrowings | Up to six months | CDI Rate | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Benchmark return rate				1.30%
Bank borrowings | 3 to 18 months [Member] | CDI Rate
Disclosure of detailed information about financial instruments [line items]
Current portion of non-current borrowings					1,787,817
Non-current portion of non-current borrowings					45
Borrowings					R$ 1,787,862
Bank borrowings | 3 to 18 months [Member] | CDI Rate | Top of range
Disclosure of detailed information about financial instruments [line items]
Benchmark return rate					1.44%
Bank borrowings | 3 to 18 months [Member] | CDI Rate | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Benchmark return rate					0.95%
Receivable Backed Securities | Sep/26 | CDI Rate
Disclosure of detailed information about financial instruments [line items]
Benchmark return rate				2.28%
Current portion of non-current borrowings				R$ 3,316
Non-current portion of non-current borrowings				98,702
Borrowings				102,018
Debentures
Disclosure of detailed information about financial instruments [line items]
Borrowings				1,014,234	R$ 0	399,509
Payment of loans and financing				0	(404,317)
Payment of Interest on Loans				0	(17,374)
Interest				18,558	22,182
Additions				995,676	0
Disposals				0	0
Changes in Exchange Rates of Loans and Financing				0	0
Acquisitions of loans and financing				0	0
Notional	R$ 1,000,000		R$ 400,000
Maturity	three year		July 1, 2022
Description of Interest Rate	CDI + 1.75% p.a		bear interest at a rate of 109.0% of the CDI rate.
Debentures | Oct/26
Disclosure of detailed information about financial instruments [line items]
Current portion of non-current borrowings				16,953
Non-current portion of non-current borrowings				997,281
Borrowings				1,014,234
Loans And Financing Excluding FDIC Obligations [Member]
Disclosure of detailed information about financial instruments [line items]
Current portion of non-current borrowings				1,374,766	1,847,407
Non-current portion of non-current borrowings				3,639,215	2,728,470
Borrowings				5,013,981	4,575,877
Loans And Financing [Member]
Disclosure of detailed information about financial instruments [line items]
Current portion of non-current borrowings				1,879,997	2,822,655
Non-current portion of non-current borrowings				3,639,215	2,728,470
Borrowings				5,519,212	5,551,125
Obligation To FIDC AR Quota Holders [Member]
Disclosure of detailed information about financial instruments [line items]
Borrowings				0	952,780	2,206,043
Payment of loans and financing				(937,499)	(1,250,000)
Payment of Interest on Loans				(67,975)	(211,058)
Interest				52,694	207,795
Additions				0	0
Disposals				0	0
Changes in Exchange Rates of Loans and Financing				0	0
Acquisitions of loans and financing				0	R$ 0
Obligation To FIDC AR Quota Holders [Member] | Aug-23 [Member] | CDI Rate
Disclosure of detailed information about financial instruments [line items]
Benchmark return rate					1.50%
Current portion of non-current borrowings					R$ 952,780
Non-current portion of non-current borrowings					0
Borrowings					952,780
Finance lease
Disclosure of detailed information about financial instruments [line items]
Borrowings				173,683	200,147	R$ 273,455
Payment of loans and financing				(72,815)	(85,229)
Payment of Interest on Loans				(13,764)	(14,600)
Interest				13,767	14,600
Additions				67,417	64,658
Disposals				(21,225)	(52,913)
Changes in Exchange Rates of Loans and Financing				156	176
Acquisitions of loans and financing				0	0
Loans with private entities
Disclosure of detailed information about financial instruments [line items]
Borrowings				102,018	R$ 0
Payment of loans and financing				0
Payment of Interest on Loans				0
Interest				4,284
Additions				97,734
Disposals				0
Changes in Exchange Rates of Loans and Financing				0
Acquisitions of loans and financing				R$ 0
Notional		R$ 100,000
Maturity		three year
Description of Interest Rate		bearing interest at CDI + 1.30% p.a